Average Annual Total Returns (Vanguard Industrials Index Fund Retail)	Vanguard Industrials Index Fund Vanguard Industrials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Industrials Index Fund Vanguard Industrials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Industrials Index Fund Vanguard Industrials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Industrials Vanguard Industrials Index Fund Vanguard Industrials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Industrials 25 50 Vanguard Industrials Index Fund Vanguard Industrials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Spliced US IMI Industrials 25 50 Vanguard Industrials Index Fund Vanguard Industrials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.92%	41.55%	24.01%	42.13%	42.13%	42.13%
Five Years	20.38%	20.08%	16.71%	20.57%	none	20.57%
Since Inception	7.27%	6.99%	5.82%	7.43%		7.43%